Other Assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Assets [Abstract]
Other assets

10. Other assets

	2023	2022
	(in thousands)
	£	£
Other assets	—	2,684

In April 2021, the Company initiated legal proceedings against Gilead Sciences Ireland UC and Gilead Sciences GmbH in the German Regional Court of Dusseldorf (“RC Dusseldorf”) for patent infringement for the sale of Sovaldi as well as its combination products Harvoni, Vosevi and Epclusa in Germany. Later in 2021, the Company provided a security of €3.0 million by depositing funds with RC Dusseldorf to cover the legal costs of Gilead Sciences Ireland UC and Gilead Sciences GmbH in the event that the Company was unsuccessful in the final outcome of the patent infringement litigation in Germany. The other assets at December 31, 2022 of £2.7 million solely related to the security deposit provided.

In May 2023, the Company abandoned all proceedings in Germany and reached a settlement agreement with Gilead Sciences Ireland UC and Gilead Sciences GmbH, as disclosed in Note 19, and as a result, the security deposit was repaid in full in July 2023.